Commitments and contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and contingencies
Schedule of the maturity of the contractual, undiscounted operating lease liabilities

The maturity of the contractual, undiscounted operating lease liabilities as of March 31, 2023 are as follows:

Lease Payment
2023	$361,734
2024	292,992
2025	108,792
2026	48,000
2027 and thereafter	—
Total undiscounted operating lease liabilities	$811,518
Interest on operating lease liabilities	(43,236)
Total present value of operating lease liabilities	$768,282

December 31,	Lease Payment
2023	578,280
2024	305,400
2025	121,200
2026	48,000
2027 and thereafter	—
Total undiscounted operating lease liabilities	$1,052,880
Interest on operating lease liabilities	(51,603)
Total present value of operating lease liabilities	$1,001,277